Schedule of Changes in Fair Value of Level 3 Valued Instruments (Details) (Parentheical) $ in Millions	9 Months Ended
Sep. 30, 2024 USD ($)
Fair Value Disclosures [Abstract]
Change in fair value	$ 2.7